Invesco-Sup-3 012916

Statement of Additional Information Supplement dated January 29, 2016

The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Class A, A2, AX, B, BX, C, CX, P, R, RX, R5, R6, S, Y, Invesco Cash Reserve, Investor Class, Cash Management, Corporate, Institutional, Personal Investment, Private Investment, Reserve and Resource Class shares of the Funds, as applicable, listed below:

Invesco Alternative Strategies Fund

Invesco All Cap Market Neutral Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco California Tax-Free Income Fund

Invesco Charter Fund

Invesco Comstock Fund

Invesco Conservative Allocation Fund

Invesco Conservative Income Fund

Invesco Convertible Securities Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Floating Rate Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Market Neutral Fund

Invesco Global Markets Strategy Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Greater China Fund

Invesco Growth Allocation Fund

Invesco Growth and Income Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco Income Allocation Fund

Invesco Intermediate Term Municipal Income Fund

Invesco International Allocation Fund

Invesco International Companies Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco International Total Return Fund

Invesco Limited Term Municipal Income Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Moderate Allocation Fund

Invesco Money Market Fund

Invesco Multi-Asset Inflation Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pacific Growth Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Premium Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Short Duration High Yield Municipal Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Strategic Income Fund

Invesco Strategic Real Return Fund

Invesco Summit Fund

Invesco Tax-Exempt Cash Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco Unconstrained Bond Fund

Invesco U.S. Government Fund

Invesco U.S. Mortgage Fund

Invesco Value Opportunities Fund

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Liquid Assets Portfolio

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Portfolio

Effective as of the close of business on December 31, 2015, Messrs. Rodney F. Dammeyer and Hugo F. Sonnenschein retired as trustees of each Fund and any references to Messrs. Dammeyer and Sonnenschein serving as a trustee or committee member are hereby removed.

Effective as of January 29, 2016, the Boards of Trustees of the Funds listed above appointed Eli Jones, Ph.D. and Robert C. Troccoli as trustees of each Fund. The following information is added to the table under “Appendix C – Trustees and Officers” in the Statement of Additional Information for each Fund.

“Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Independent Trustees
Eli Jones – 1961 Trustee	2016	Professor and Dean, Mays Business School, Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas, and E.J. Ourso College of Business, Louisiana State University	146	Director of Insperity, Inc. (formerly known as Administaff); Prior to 2016, Director of ARVEST Bank

Robert C. Troccoli – 1949 Trustee	2016	Retired. Formerly: Senior Partner, KPMG LLP	146	None”